LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details) $ / shares in Units, $ in Thousands										1 Months Ended					3 Months Ended			4 Months Ended	12 Months Ended
		Mar. 29, 2019 USD ($)	Feb. 12, 2019 USD ($)	Dec. 07, 2018 USD ($)	Sep. 07, 2018 USD ($)	Jun. 12, 2018 USD ($)	May 04, 2018 USD ($) $ / shares	Mar. 10, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 31, 2018 USD ($) Vessel	Oct. 31, 2018 Building	Aug. 31, 2018 Building	Jul. 31, 2018 USD ($) Vessel Building	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) Building	Jun. 30, 2018 Vessel	Apr. 16, 2019 USD ($)	Dec. 31, 2018 USD ($) Vessel Building Shipbroker	Dec. 31, 2017 USD ($) Building	Dec. 20, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Line of Credit Facility [Abstract]
Current portion of long-term debt										$ 18,692					$ 18,692				$ 18,692	$ 0
Number of new buildings | Building																			3	3
Number of vessels delivered | Vessel										2			8
Contractual Obligation [Abstract]
2019										$ 320,673					320,673				$ 320,673
2020										7,629					7,629				7,629
2021										7,960					7,960				7,960
2022										8,327					8,327				8,327
2023										8,711					8,711				8,711
More than 5 years										87,239					87,239				87,239
Total										440,540					440,540				$ 440,540
Maximum [Member] | Subsequent Event [Member]
Liquidity Outlook [Abstract]
At-the-market Offering of Common Stock		$ 40,000
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity																					$ 375,000		$ 500,000	$ 430,000
Maturity date																			Dec. 31, 2020
Fair market value of vessels assessed by number of independent shipbrokers | Shipbroker																			2
Drawn amount										313,400					313,400				$ 313,400	$ 391,600
Deferred financing costs										1,700					1,700				1,700				$ 4,600
Percentage of increase in margin for the period of waiver																						2.00%
Associated fees										13,100					13,100				13,100
Security ratio after adjustment							135.00%
Liquidity covenant after adjustment							$ 15,000
Minimum market cap ratio after adjustment							$ 200,000
Percentage of increase in undrawn borrowings							6.00%
Amount of dividends that can be distributed quarterly (in dollars per share) | $ / shares							$ 0.03
Dividend distributed							$ 4,300
Repayment of debt				$ 1,400	$ 2,800	$ 1,400		$ 4,300		18,000			$ 27,200	$ 10,100	4,200	$ 8,300
Number of vessels sold and delivered | Vessel													6				2
Number of new buildings | Building																2
Contractual Obligation [Abstract]
2019	[1]									313,400					313,400				313,400
2020	[1]									0					0				0
2021	[1]									0					0				0
2022	[1]									0					0				0
2023	[1]									0					0				0
More than 5 years	[1]									0					0				0
Total	[1]									313,400					313,400				313,400
Revolving Credit Facility [Member] | Forecast [Member]
Line of Credit Facility [Abstract]
Drawn amount																		$ 300,000
Current portion of long-term debt																		13,400
Repayment of debt																		13,400
Long-term debt																		$ 300,000
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Minimum market cap to value adjusted total assets							25.00%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Minimum market cap to value adjusted total assets							45.00%
Proceeds from sale of equity							$ 75,000
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity			$ 306,100
Maturity date			Feb. 28, 2024
Debt instrument term			5 years
Loan amortizing, maturity period			20 years
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels			50.00%
Debt covenants, minimum value in unrestricted cash			$ 30,000
Debt covenants percentage in loan-to-vessel ratio			70.00%
Financing of Newbuildings [Member]
Line of Credit Facility [Abstract]
Drawn amount										127,100					127,100				127,100
Deferred financing costs										2,300					2,300				$ 2,300
Number of new buildings | Building											3	3	3
Financing of outstanding commitments per ship									$ 39,000
Percentage of purchase price expected to pay by lending provider									77.50%
Proceeds from vessel financing									$ 12,500
Term of bareboat charter agreement																			10 years
Obligation to purchase the vessels									$ 13,600
First flexibility period to purchase the vessels																			60 months
Second flexibility period to purchase the vessels																			84 months
Interest rate									7.28%
Minimum value adjusted equity									$ 175,000
Minimum value adjusted equity ratio									25.00%
Minimum liquidity value									$ 20,000
Number of vessels delivered | Vessel																			3
Long term debt current										7,300					7,300				$ 7,300
Contractual Obligation [Abstract]
2019	[2]									7,273					7,273				7,273
2020	[2]									7,629					7,629				7,629
2021	[2]									7,960					7,960				7,960
2022	[2]									8,327					8,327				8,327
2023	[2]									8,711					8,711				8,711
More than 5 years	[2]									87,239					87,239				87,239
Total	[2]									$ 127,140					$ 127,140				$ 127,140

[1]	Refers to obligation to repay indebtness outstanding as of December 31, 2018 under the Credit Facility
[2]	Refers to obligation to repay indebtness outstanding as of December 31, 2018 for three newbuildings delivered in 2018